Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Net Income	$ (537,019)	$ (2,467,101)	$ (69,258)	$ 2,872,433	$ (3,606,378)	$ 4,614,991	$ 4,464,079	$ 3,340,238
Adj. to reconcile net income to net cash flow
Interest income on investments held in Trust Account	(76,746)		(255,484)		(481,511)	(5,552,545)	(5,813,213)	(4,316,583)
Interest expense – debt discount							8,966
Change in fair value of convertible note					399,990
Change in fair value of Subscription Agreements Loan					33,437
Decrease (increase) in current assets
Prepaid expenses					44,448	427,581	599,440	(680,663)
Increase (decrease) in current liabilities
Accounts payable					751,681	(76,254)	(28,629)	125,533
Due from Sponsor					(58,471)
Due to affiliate					90,000	89,248	116,250	122,689
Net cash flow provided by operating activities					(2,826,804)	(496,979)	(653,107)	(1,408,786)
INVESTING ACTIVITIES:
Cash withdrawn from Trust Account in connection with redemptions					13,781,323	284,916,127	284,916,127
Cash deposited to Trust Account								(294,687,500)
Net cash flow provided by investing activities					13,781,323	284,916,127	284,916,127	(294,687,500)
FINANCING ACTIVITIES:
Proceeds from Initial Public Offering net of underwriting fees								282,500,000
Proceeds from sale of private units								14,645,000
Repayment of promissory note - related party								(252,915)
Payment of offering costs								(298,540)
Proceeds from Sponsor note							155,848
Proceeds from Subscription Agreement loan					2,533,437
Proceeds from Loan and Transfer Payable					293,367
Redemption of ordinary shares					(13,781,323)	(284,916,127)	(284,916,127)
Net cash flow provided by financing activities					(10,954,519)	(284,916,127)	(284,760,279)	296,593,545
Net increase (decrease) in cash						(496,979)	(497,259)	497,259
Cash at beginning of period				497,259		497,259	497,259
Cash at end of period			280			280		497,259
Supplemental disclosure of cash flow information:
Forgiveness of the deferred underwriting commissions payable charged to additional paid in capital						(10,812,500)
Remeasurement of Class A ordinary shares to redemption value					481,511	5,552,545	5,813,213	33,209,323
Conversion of Class B shares to Class A						719	719
Sponsor shares contributed for no redemption of shares					784,302	118,298	118,298
Initial value of Class A ordinary shares subject to possible redemption								294,687,500
Deferred underwriting commissions payable charged to additional paid in capital							(10,812,500)	10,812,500
Aspire Biopharma Inc [Member]
OPERATING ACTIVITIES:
Net Income	(243,629)		(65,535)		(571,372)	(282,286)	(359,071)	(597,117)	(464,173)
Adj. to reconcile net income to net cash flow
Depreciation and amortization
Interest expense – debt discount
Decrease (increase) in current assets
Prepaid expenses					(132,500)	(12,500)	(12,500)	(22,500)
Decrease (increase) in total current assets					(132,500)	(12,500)	(12,500)	377,500
Increase (decrease) in current liabilities
Accounts payable					(40,883)	40,520	50,038	102,734
Short-term loans from shareholders							332,669	(68,576)
Accrued expense							75,902	42,554
Increase (decrease) in total current liabilities					(40,883)	40,520	458,609	76,713
Net cash flow provided by operating activities					(744,755)	(254,266)	87,038	(142,905)
INVESTING ACTIVITIES:
Intangible assets, net							(75,902)	(4,895,106)
Net cash flow provided by investing activities							(75,902)	(4,895,106)
FINANCING ACTIVITIES:
Short-term loans from shareholders					492,477	268,825
Subscription Receivable								400,000
Common stock					161			20,150
Additional paid in capital					257,484			979,850
Net cash flow provided by financing activities					750,122	268,825		4,852,552
Net increase (decrease) in cash					5,367	14,559	11,136	(185,459)
Cash at beginning of period		$ 11,174		$ 38	11,174	38	38	185,496
Cash at end of period	$ 16,541		$ 14,596		16,541	14,596	11,174	38	$ 185,496
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes					1,013
Note Payable addition from OID					$ 213,278
Contingent liabilities, SEC								$ 3,852,552